RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019
Lease Monthly Payment		$ 15,096	$ 15,096	$ 15,096
Interest Rate	5.00%
Dmitriy Nikitin
Cash Compensation Received				$ 70,150
ICT Promissory Note 2 [Member]
Promissory Note, Principal Amount			$ 261,684
ICT Promissory Note 2 [Member] | Long-Term Liabilities [Member]
Promissory Note, Principal Amount	$ 745,438
President
Shares Received Upon Reassignment				92,593
Arnold Bykov
Shares Received Upon Reassignment				46,296
Tatiana Nikitina
Shares Received Upon Reassignment				33,333
ICT Promissory Note 1 [Member]
Cash Compensation Received				$ 75,218
Promissory Note, Principal Amount					$ 439,990
Ict Investments [Member]
Exhanges Shares Of Common Stock				4,434,864		443,553
Exhanges Shares Of Common Stock, Value				$ 4,786,110
Sales Demonstration Equipment Value						$ 495,150